Provisions for retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2024
Provisions for retirement benefit obligations
Schedule of assumptions used to measure retirement benefit obligations

	As of December 31,
Parameters	2022		2023		2024
Retirement age	65	years	65	years	65	years
Payroll taxes	41.41%		41.41%		41.41%
Salary growth rate	2.00%		2.00%		2.00%
Discount rate	3.70%		3.20%		3.40%
Mortality table	TGH/TGF 05		TGH/TGF 05		TGH/TGF 05

Schedule of provision recorded in respect of defined benefit schemes at the end of each reporting period

	As of December 31,
In thousands of euros	2022	2023	2024
Retirement benefit obligations	1,234	1,559	1,762
Total obligation	1,234	1,559	1,762

Schedule of change in the provision recorded in respect of defined benefit schemes

	As of December 31,
In thousands of euros	2022	2023	2024
Provision at beginning of period	(1,429)	(1,234)	(1,559)
Other changes	—	—	59
Expense for the period	(230)	(228)	(261)
Actuarial gains or losses recognized in other comprehensive income	425	(97)	(1)
Provision at end of period	(1,234)	(1,559)	(1,762)

Schedule of expense recognized in the statement of income (loss)

	As of December 31,
In thousands of euros	2022	2023	2024
Service cost for the period	(237)	(183)	(211)
Interest cost for the period	(14)	(46)	(50)
Benefits for the period	21	—	—
Total	(230)	(228)	(261)

Schedule of actuarial gains and losses recognized in comprehensive income

	As of December 31,
In thousands of euros	2022	2023	2024
Demographic changes	42	(30)	13
Difference between expected and actual performance	—	—	(43)
Changes in actuarial assumptions	383	(67)	29
Total	425	(97)	(1)

Schedule of sensitivity analysis

As of December 31, 2024	In thousands of euros
Benefit obligation at 12/31/2024 at 3.15%	1,799
Benefit obligation at 12/31/2024 at 3.40%	1,762
Benefit obligation at 12/31/2024 at 3.65%	1,726

As of December 31, 2023	In thousands of euros
Benefit obligation at 12/31/2023 at 2.95%	1,595
Benefit obligation at 12/31/2023 at 3.20%	1,559
Benefit obligation at 12/31/2023 at 3.45%	1,525

As of December 31, 2022	In thousands of euros
Benefit obligation at 12/31/2022 at 3.45%	1,263
Benefit obligation at 12/31/2022 at 3.70%	1,234
Benefit obligation au 12/31/2022 at 3.95%	1,205